CONDENSED CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
ASSETS
Cash and Cash Equivalents	¥ 915,107	¥ 1,231,860
Restricted Cash	139,123	135,048
Net investment in Leases	1,165,789	1,087,563
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥197,041 million September 30, 2023 ¥149,390 million	3,946,693	3,877,602
Allowance for Credit Losses	(69,046)	(64,723)
Investment in Operating Leases	1,723,328	1,537,178
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥22,874 million September 30, 2023 ¥26,848 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2023 Amortized Cost ¥2,488,858 million Allowance for Credit Losses ¥(144) million September 30, 2023 Amortized Cost ¥2,709,258 million Allowance for Credit Losses ¥(468) million	3,187,963	2,940,858
Property under Facility Operations	635,070	620,994
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥2,511 million September 30, 2023 ¥5,003 million	1,109,253	1,000,704
Trade Notes, Accounts and Other Receivable	373,780	441,803
Inventories	222,906	169,021
Office Facilities	252,669	253,649
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million September 30, 2023 ¥3,670 million	2,192,585	2,057,828
Total Assets	15,795,220	15,289,385
Liabilities:
Short-Term Debt	586,379	508,796
Deposits	2,223,592	2,246,345
Trade Notes, Accounts and Other Payable	329,843	366,851
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥163,734 million September 30, 2023 ¥160,177 million	1,783,074	1,832,057
Income Taxes:
Current and Deferred Income Taxes	487,945	454,262
Long-Term Debt	5,448,244	5,209,723
Other Liabilities	1,092,304	1,056,084
Total Liabilities	11,951,381	11,674,118
Redeemable Noncontrolling Interests	1,843	945
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	233,679	233,169
Retained Earnings	3,132,339	3,054,448
Accumulated Other Comprehensive Income	326,700	156,135
Treasury Stock, at Cost	(152,731)	(121,256)
ORIX Corporation Shareholders' Equity	3,761,098	3,543,607
Noncontrolling Interests	80,898	70,715
Total Equity	3,841,996	3,614,322
Total Liabilities and Equity	15,795,220	15,289,385
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,558	3,544
Installment Loans (Net of Allowance for Credit Losses)	197,747	214,118
Investment in Operating Leases	104,115	65,314
Property under Facility Operations	156,360	159,991
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥2,511 million September 30, 2023 ¥5,003 million	50,302	50,406
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million September 30, 2023 ¥3,670 million	79,558	73,093
Total Assets	592,640	566,466
Liabilities:
Trade Notes, Accounts and Other Payable	1,162	1,436
Income Taxes:
Long-Term Debt	374,324	349,528
Other Liabilities	28,532	26,971
Total Liabilities	¥ 404,018	¥ 377,935